CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (2,723,909)	$ (4,411,563)
Adjustments to reconcile net loss to net cash provided (used) by operating activities:
Amortization of stock based prepaid fees	634,452	654,055
Stock based compensation	840,512	1,203,534
Amortization of debt issue costs	1,252,963	256,616
PIK interest expense accrued to principal	390,462	63,014
Accretion of contingent consideration	853,312	148,081
Accretion of put liability	176,272	27,716
Bad debts	86,946	26,488
Depreciation and amortization	411,538	14,829
Changes in operating assets and liabilities:
Accounts receivable	(3,287,624)	(1,196,572)
Prepaid expenses	(86,904)	(170,902)
Other current assets	(28,738)	17,514
Other assets	(10,855)	(804)
Accounts payable and accrued expenses	2,254,639	861,148
Unearned revenue	(24,000)	25,295
Cash provided (used) by operating activities	$ 739,066	(2,481,551)
Cash flows from investing activities:
Cash paid for acquisition		(2,000,000)
Cash acquired in acquisition		32,038
Purchase of equipment	$ (33,616)	(6,856)
Cash used by investing activities	$ (33,616)	(1,974,818)
Cash flows from financing activities:
Sale of common stock		3,950,747
Cost of common stock sale		(16,291)
Proceeds from warrant offering	$ 6,921	2,100
Proceeds from note payable	2,900,000	$ 1,227,601
Repayments of note payable	$ (4,364,578)
Debt issue costs		$ (579,659)
Cash (used) provided by financing activities	$ (1,457,657)	4,584,498
Net (decrease) increase in cash	(752,207)	128,129
Cash, beginning of period	1,843,393	1,715,264
Cash, end of period	1,091,186	1,843,393
Supplemental Schedule of Cash Flow Information:
Cash paid for interest	$ 1,133,847	$ 157,792
Cash paid for taxes
Non-cash financial activities:
Fees and costs deducted from proceeds of debt		$ 1,352,399
Warrant put liability in conjunction with notes payable		1,232,294
Net assets and liabilities recognized with the acquisition of Steel Media		17,562,911
Issuance of stock for the acquisition of Five Delta, Inc.		756,000
Common stock issued for preferred stock conversion and vesting grants	$ 988	529
Accounts payable paid directly through escrow		98,595
Steel Media partial purchase consideration paid directly through escrow		$ 7,500,000